Provisions - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Disclosure of other provisions [line items]
(Credit) charge for the period		£ 322
Provisions	£ 2,313	2,176
Restructuring provision	135	218
Regulatory and legal provisions
Disclosure of other provisions [line items]
(Credit) charge for the period		37
Provisions	1,600	1,457
Motor Commission review
Disclosure of other provisions [line items]
Additional provisions, other provisions			£ 450
Increase (decrease) in other provisions	700
Dilapidations, rent reviews and other property related matters
Disclosure of other provisions [line items]
Provisions	154	125
Indemnities and other matters relating to legacy business disposals
Disclosure of other provisions [line items]
Provisions	£ 35	£ 37